FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:
December 31, 2003

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding
                                      entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  1277 Treat Boulevard

                Suite 200

                Walnut Creek, CA  94597

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  February 13, 2004



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE





























13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  64


Form 13F Information Table Value Total:  152.180
                                        (thousands)



List of Other Included Managers:


NONE












FORM 13F INFORMATION TABLE


Name of Issuer       Title     Cusip Number V(x1000) Shares     Dis  Other Mgrs
Aaminex Capital Corp Common    2903102      $0       33333      Sole None  Sole
Applied Materials IncCommon    38222105     $411     18303      Sole None  Sole
Auto Data Processing Common    53015103 	 $3,447   87012.683  Sole None  Sole
B W C Financial Corp Common    56042104  	 $266     11391      Sole None  Sole
Baxter Intl Inc      Common    71813109 	 $3,760   123200     Sole None  Sole
Berkshire Hathaway   Common    84670108  	 $421     5          Sole None  Sole
Berkshire Hathaway   Common    84670207     $5,534   1966       Sole None  Sole
Caledonia Mining CorpCommon    12932K103    $6       20000      Sole None  Sole
Chevrontexaco Corp   Common    166764100    $4,926   57018.551  Sole None  Sole
Cisco Systems Inc    Common    17275R102    $593     23099      Sole None  Sole
Coca Cola Company    Common    191216100    $3,506   69092.458  Sole None  Sole
Computrzd Therml Ima Common    20557C108    $3       10000      Sole None  Sole
Disney (Walt) Co.    Common    254687106    $3,607   154598.82  Sole None  Sole
E-Trade Group Inc    Common    269246104    $325     23700      Sole None  Sole
General Electric     Common    369604103    $2,767   89315.62   Sole None  Sole
Golden West FinancialCommon    381317106    $331     3204.571   Sole None  Sole
H&R Block, Inc       Common    93671105     $3,976   71809.155  Sole None  Sole
Hca Inc              Common    404119109    $3,703   86205.165  Sole None  Sole
Hdlanalysis.Com      Common    2126104      $0       2150000    Sole None  Sole
Home Depot Inc       Common    437076102    $3,007   84730.393  Sole None  Sole
Intel Corp           Common    458140100    $3,943   87880.236  Sole None  Sole
Intl Business MachineCommon    459200101    $662     7146.396   Sole None  Sole
Janus Capital Group ICommon    47102X105    $3,161   192630     Sole None  Sole
JC Penney Co, Inc    Common    708160106    $3,499   133157.431 Sole None  Sole
Johnson & Johnson    Common    478160104    $473     9158.133   Sole None  Sole
Johnson Controls Inc Common    478366107    $232     2000       Sole None  Sole
Lab Corp Of America  Common    50540R409    $3,989   107965     Sole None  Sole
Liberty Media New SerCommon    464287705 	 $7,684   69548.969  Sole None  Sole
Barclays             ETF       464287804    $8,105   60488.323  Sole None  Sole
Barclays             ETF       464287879    $14,960  148785.376 Sole None  Sole
Barclays             ETF       464287200    $549     4934       Sole None  Sole
Barclays             ETF       464287614    $303     6470       Sole None  Sole
Barclays             ETF       464287457    $352     4265       Sole None  Sole
NASDAQ               ETF       631100104    $511     13419      Sole None  Sole
Charles Schwab       F Income  80850QCE3    $325     325000     Sole None  Sole
Citigroup Inc        F Income  172967BH3    $215     200000     Sole None  Sole
General Motors       F Income  37042DCC5    $200     200000     Sole None  Sole
Standard Bank        F Income  85339PB22    $424     400000     Sole None  Sole
US Government        F Income  912833GD6    $256     300000     Sole None  Sole
Wachovia             F Income  92977BAL5    $418     400000     Sole None  Sole
General Motors       Preferred 370442766    $3,180   122210     Sole None  Sole
Walt Disney          Preferred 254687304    $2,594   97032      Sole None  Sole
Wells Fargo          Preferred 94976Y207    $2,882   107500     Sole None  Sole